                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06711

Morgan Stanley Special Growth Fund
                 (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: August 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Special Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended August 31, 2004

Total Return for the 6-Month Period Ended August 31, 2004

Class A	Class B	Class C	Class D	Russell 2000 Growth Index[1]	Lipper Small-Cap Growth Funds Index[2]
–6.38%	–6.78%	–6.79%	–6.29%	–10.44%	–12.50%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity markets produced generally weak results over the six months ended August 31, 2004, as the economic recovery decelerated, serving to undermine investor and consumer confidence. During the period under review, concerns about supply disruption drove oil prices higher, while manufacturing activity slowed and inventory levels rose slightly. Consumer confidence, which had been on the rise since April, declined during this six-month period as a result of concerns over the high cost of energy and the overall slowdown in job growth. Uncertainty concerning the presidential election further weakened a market that remained troubled by terrorism fears and geopolitical instability in various parts of the world.

Performance Analysis

Morgan Stanley Special Growth Fund outperformed the Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Index for the six months ended August 31, 2004. During this period, the Fund adhered to a bottom-up stock selection strategy focusing on companies exhibiting superior earnings growth potential. The Fund's outperformance was driven largely by stock selection within the technology, energy and health-care sectors in keeping with this strategy. Although technology stocks generally lagged the overall market, a number of the Fund's technology stocks performed admirably, and an underweighting compared to the benchmark was also positive as a result of the sector's weak performance. SpectraSite, one of the top holdings of the Fund, is a wireless tower operator managing various sites in markets throughout the U.S.; it exhibited the important attributes of having a solid customer base and advantageous tower locations. The company benefited from closure on the acquisition of 191 additional towers and the announcement of a stock repurchase program. Websense, a provider of employee Internet management solutions, similarly represented a compelling opportunity for the Fund because of its leadership in the field of internet use protection technology, and it went on to perform strongly for the period.

Energy stocks made considerable gains during the six months, as energy prices remained on the rise. An overweighting to energy stocks relative to the Russell 2000 Growth Index and stock selection within the sector were both positive drivers of performance. Ultra Petroleum, a natural gas exploration and production company with compelling reserves, was an exceptionally strong gainer for the Fund. Stock selection was similarly favorable within the health-care sector, as the Fund held an underweighted position compared to its benchmark in the relatively weak biotechnology sector and benefited instead from holdings within a number of medical specialties companies. Dade Behring, a diagnostic products provider, was a strong performer in the health-care sector. Dade's first- and second-quarter earnings reports surpassed analysts' estimates. In addition, the company received FDA approval for its congestive heart failure test.

While it did not offset strong performance elsewhere, stock selection within the consumer discretionary, financial services and materials and processing sectors served as modest drags on performance. Although an overweighting to the consumer discretionary sector was generally positive, holdings in both the casinos and gambling as well as education services industries had a negative impact. WMS Industries, a producer of gaming machines and video lottery terminals, suffered during the period after higher regulatory expenses and slot machine shipment delays led to short-term earnings disappointments for the company. Despite having a healthy business, the educational training provider Universal Technical Institute also underwent weak stock performance as new campus openings were delayed and capital expenditures for campus enhancements and investments in online activity increased.

Within the materials and processing sector, Fund performance was hurt by its holdings in Coeur D'Alene Mines, an explorer and developer of silver and gold mining properties that was negatively affected by both a lack of finality in its proposed acquisition of Wheaton River and by a general rotation of investors out of the precious metals sector into more cyclical companies. Both stock selection and an underweighted position in

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of common stocks and other equity securities of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Russell 2000 Growth Index (approximately $32 million to $2.75 billion as of March 31, 2004). The Fund's Investment Manager, Morgan Stanley Investment Advisors Inc., invests in companies that it believes exhibit superior earnings growth potential and attractive stock market valuations.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the

the financial services sector relative to the Russell 2000 Growth Index also hampered performance, partly from the Fund's underweighted positions in banks. The Fund underweights banks, since their business models do not generally meet the investment team's investment criteria.

TOP 10 HOLDINGS
Dade Behring Holdings	3.4%
SpectraSite	2.9
VCA Antech	2.7
SCP Pool	2.2
INAMED	2.0
Strayer Education	2.0
Ultra Petroleum	2.0
WMS Industries	1.9
Guitar Center	1.6
Penn Nat'l. Gaming	1.6

TOP FIVE INDUSTRIES
Medical Specialties	9.0%
Oil & Gas Production	6.5
Restaurants	5.8
Specialty Stores	5.5
Casino/Gaming	5.0

Data as of August 31, 2004. Subject to change daily. All percentages for Top 10 Holdings and Top Five Industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended August 31 is available without charge, upon request, by calling
(800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended August 31, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 08/02/93)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	SMPAX		SMPBX		SMPCX		SMPDX
1 Year	6.83%	[3]	6.06%	[3]	6.07%	[3]	7.11%	[3]
	1.22	[4]	1.06	[4]	5.07	[4]	—
5 Years	(11.06)	[3]	(11.72)	[3]	(11.73)	[3]	(10.87)	[3]
	(12.01)	[4]	(12.05)	[4]	(11.73)	[4]	—
10 Years	—		5.06	[3]	—		—
	—		5.06	[4]	—		—
Since Inception	(1.82)	[3]	3.78	[3]	(2.56)	[3]	(1.61)	[3]
	(2.56)	[4]	3.78	[4]	(2.56)	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 – 08/31/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	03/01/04	08/31/04	03/01/04 – 08/31/04
Class A
Actual (–6.38% return)	$1,000.00	$936.20	$8.83
Hypothetical (5% return before expenses)	$1,000.00	$1,016.08	$9.20
Class B
Actual (–6.78% return)	$1,000.00	$932.20	$12.47
Hypothetical (5% return before expenses)	$1,000.00	$1,012.30	$12.98
Class C
Actual (–6.79% return)	$1,000.00	$932.10	$12.47
Hypothetical (5% return before expenses)	$1,000.00	$1,012.30	$12.98
Class D
Actual (–6.29% return)	$1,000.00	$937.10	$7.62
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93

*	Expenses are equal to the Fund's annualized expense ratio of 1.81%, 2.56%, 2.56% and 1.56% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Special Growth Fund

Portfolio of Investments August 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.2%)
	Advertising/Marketing Services (1.1%)
36,650	Abitron Inc.*	$1,420,554
60,250	ValueClick, Inc.*	435,607
		1,856,161
	Aerospace & Defense (1.0%)
28,600	FLIR Systems, Inc.*	1,669,382
	Apparel/Footwear (1.5%)
65,900	Carter's, Inc.*	1,842,564
18,000	Oxford Industries, Inc.	728,280
		2,570,844
	Apparel/Footwear Retail (0.3%)
92,100	Casual Male Retail Group	542,469
	Biotechnology (4.5%)
39,231	Charles River Laboratories International, Inc.*	1,708,510
35,100	Dendreon Corp.*	345,033
38,900	Encysive Pharmaceuticals, Inc.*	307,310
30,800	Enzon Pharmaceuticals, Inc.*	428,736
10,700	Eyetech Pharmaceuticals Inc.*	371,504
36,300	Gen-Probe Inc.*	1,310,430
15,000	Martek Biosciences Corp.*	801,000
18,600	MGI Pharma, Inc.*	432,078
17,400	NPS Pharmaceuticals, Inc.*	365,400
22,200	Techne Corp.*	860,028
42,950	Telik, Inc.*	813,473
		7,743,502
	Broadcasting (1.3%)
145,475	Radio One, Inc. (Class D)*	2,269,410
	Casino/Gaming (5.0%)
57,200	Kerzner International Ltd. (Bahamas)*	2,552,836
82,500	Lakes Entertainment, Inc.*	788,700
59,300	Multimedia Games, Inc.*	856,292
51,550	Nevada Gold & Casinos, Inc.*.	573,751
69,300	Penn National Gaming, Inc.*	2,692,305
34,150	Shuffle Master, Inc.*	1,131,731
		8,595,615
	Catalog/Specialty Distribution (0.8%)
73,300	J. Jill Group Inc.*	$1,325,997
	Computer Communications (0.5%)
27,700	Avocent Corp.*	789,727
	Computer Peripherals (1.0%)
38,800	Avid Technology, Inc.*	1,678,876
	Construction Materials (1.6%)
13,600	Eagle Materials, Inc.	854,080
42,300	Florida Rock Industries, Inc.	1,924,650
		2,778,730
	Contract Drilling (0.6%)
31,200	Petroleum Development Co.*	968,136
	Electronic Equipment/ Instruments (0.5%)
18,800	Dionex Corp.*	865,928
	Electronic Production Equipment (1.0%)
62,200	Cymer, Inc.*	1,661,984
	Engineering & Construction (1.4%)
47,500	Chicago Bridge & Iron Company N.V. (Netherlands)	1,407,900
26,900	Washington Group International, Inc.*	946,342
		2,354,242
	Financial Publishing/Services (1.1%)
48,100	Advent Software, Inc.*	811,928
54,600	Interactive Data Corp.*	1,026,480
		1,838,408
	Home Building (1.1%)
71,800	Brookfield Homes Corp.	1,893,366
	Home Furnishings (0.5%)
56,300	Select Comfort Corp.*	894,044
	Household/Personal Care (0.4%)
21,500	Del Laboratories, Inc.*	718,100
	Industrial Machinery (1.0%)
44,800	Actuant Corp. (Class A)*	1,695,232

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Portfolio of Investments August 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Information Technology Services (2.5%)
23,800	MICROS Systems, Inc.*	$1,107,652
113,900	RSA Security, Inc.*	1,695,971
38,200	SS&C Technologies Inc.	627,244
28,000	Verint Systems Inc.*	861,000
		4,291,867
	Insurance Brokers/Services (0.4%)
18,500	Hilb, Rogal & Hobbs Co.	629,740
	Internet Retail (0.8%)
31,100	Blue Nile Inc.*	809,844
18,300	Overstock.com, Inc.*	573,705
		1,383,549
	Internet Software/Services (3.9%)
130,000	Akamai Technologies, Inc.*	1,748,500
46,300	Ask Jeeves, Inc.*	1,200,096
122,400	CNET Networks, Inc.*	995,112
36,400	SINA Corp. (Cayman Islands)*	758,212
53,200	Websense, Inc.*	2,040,220
		6,742,140
	Investment Banks/Brokers (1.1%)
90,400	Greenhill & Co., Inc.	1,848,680
	Investment Managers (1.1%)
38,650	Affiliated Managers Group, Inc.*	1,895,783
	Medical Distributors (0.6%)
95,355	Neoforma, Inc.*	972,621
	Medical Specialties (9.0%)
30,100	Advanced Medical Optics, Inc.*	1,120,322
64,100	American Medical System Holdings, Inc.*	2,022,996
46,700	Animas Corp.*	773,352
111,100	Dade Behring Holdings Inc.*	5,840,527
22,800	IDEXX Laboratories, Inc.*	1,110,588
65,200	INAMED Corp.*	3,464,728
35,300	Sybron Dental Specialties, Inc.*	984,164
		15,316,677
	Medical/Nursing Services (3.2%)
29,769	Apria Healthcare Group, Inc.*	$840,677
241,600	VCA Antech, Inc.*	4,629,056
		5,469,733
	Miscellaneous Commercial Services (3.8%)
19,100	Bright Horizons Family Solutions, Inc.*	945,259
18,400	Corporate Executive Board Co. (The)	1,083,024
27,600	Laureate Education Inc.*	943,644
44,500	ProQuest Co.*	1,081,350
143,400	SkillSoft PLC (ADR) (Ireland)*	890,514
62,000	Universal Technical Institute Inc.*	1,697,560
		6,641,351
	Miscellaneous Manufacturing (0.4%)
13,200	CUNO, Inc.*	750,816
	Movies/Entertainment (0.4%)
97,200	Lions Gate Entertainment Corp.*	645,408
	Office Equipment/Supplies (0.4%)
36,150	TransAct Technologies Inc.*	643,470
	Oil & Gas Production (6.5%)
58,460	Delta Petroleum Corp.*	645,398
56,700	Denbury Resources Inc.*	1,241,730
29,500	Evergreen Resources, Inc.*	1,163,775
33,000	Patina Oil & Gas Corp.	883,410
91,600	Quicksilver Resources Inc.*	2,580,372
36,500	Southwestern Energy Co.*	1,298,305
80,670	Ultra Petroleum Corp. (Canada)*	3,351,839
		11,164,829
	Oilfield Services/Equipment (0.4%)
26,900	Veritas DGC Inc.*	630,267
	Other Consumer Services (2.8%)
102,200	Autobytel Inc.*	719,488
34,200	Jackson Hewitt Tax Service Inc.*	661,770
32,750	Strayer Education, Inc.	3,406,000
		4,787,258

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Portfolio of Investments August 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Packaged Software (2.4%)
32,700	FileNET Corp.*	$642,228
23,500	Hyperion Solutions Corp.*	859,160
34,000	Manhattan Associates, Inc.*	793,560
18,725	Navteq Corp.*	615,678
89,300	Salesforce.com Inc.*	1,160,900
		4,071,526
	Pharmaceuticals: Other (1.0%)
25,400	AtheroGenics, Inc.*	426,466
66,500	Noven Pharmaceuticals, Inc.*	1,262,835
		1,689,301
	Precious Metals (2.2%)
84,053	Agnico-Eagle Mines Ltd. (Canada)	1,143,961
373,300	Coeur D'Alene Mines Corp.*	1,343,880
78,228	Glamis Gold Ltd. (Canada)*	1,301,714
		3,789,555
	Recreational Products (3.3%)
44,200	Activision, Inc.*	636,038
28,500	Shanda Interactive Entertainment Ltd. (Cayman Islands)*	641,250
34,400	Winnebago Industries, Inc.	1,080,160
163,500	WMS Industries, Inc.*	3,304,335
		5,661,783
	Regional Banks (1.4%)
23,550	Texas Regional Bancshares, Inc. (Class A)	688,602
42,600	UCBH Holdings, Inc.	1,710,390
		2,398,992
	Restaurants (5.8%)
38,300	AFC Enterprises, Inc.*	733,062
65,200	BJ'S Restaurants Inc.*	957,136
37,100	CEC Entertainment, Inc.*	1,249,157
31,500	Krispy Kreme Doughnuts, Inc.*	405,720
53,375	P.F. Chang's China Bistro, Inc.*	2,237,480
112,275	Sonic Corp.*	2,509,346
102,400	The Steak n Shake Co.*	1,761,280
		9,853,181
	Semiconductors (1.0%)
23,550	Integrated Circuit Systems, Inc.*	$517,629
51,100	Microsemi Corp.*	551,369
29,500	Power Integrations, Inc.*	592,360
		1,661,358
	Services to the Health Industry (2.7%)
27,100	Advisory Board Co. (The)*	868,826
75,200	Eclipsys Corp.*	1,101,680
56,600	Stericycle, Inc.*	2,670,388
		4,640,894
	Specialty Insurance (0.8%)
4,775	Markel Corp.*	1,403,134
	Specialty Stores (5.5%)
46,550	Brookstone, Inc.*	733,163
67,000	Guitar Center, Inc.*	2,744,320
50,700	PETCO Animal Supplies, Inc.*	1,679,184
49,500	Tractor Supply Co.*	1,723,590
80,200	Tuesday Morning Corp.*	2,492,616
		9,372,873
	Specialty Telecommunications (3.9%)
44,700	IDT Corp. (Class B)*	671,841
125,700	PTEK Holdings, Inc.*	1,077,249
109,600	SpectraSite, Inc.*	4,925,424
		6,674,514
	Telecommunication Equipment (0.8%)
41,700	Andrew Corp.*	462,453
23,400	Plantronics, Inc.	909,090
		1,371,543
	Trucking (1.2%)
40,500	Landstar System, Inc.*	2,125,440
	Wholesale Distributors (2.7%)
27,205	Imagistics International Inc.*	882,802
87,600	SCP Pool Corp.	3,695,844
		4,578,646
	Wireless Telecommunications (1.0%)
22,700	Arch Wireless, Inc. (Class A)*	692,350
27,240	NII Holdings, Inc. (Class B)*	998,346
		1,690,696

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Portfolio of Investments August 31, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Total Common Stocks (Cost $165,195,580)	$169,507,778
	Short-Term Investment (0.5%) Repurchase Agreement
$877	Joint repurchase agreement account 1.57% due 09/01/04; (dated 08/31/04; prodeeds $877,038) (a) (Cost $877,000)	877,000

Total Investments (Cost $166,072,580) (b)	99.7%	170,384,778
Other Assets in Excess of Liabilities	0.3	469,186
Net Assets	100.0%	$170,853,964

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,882,356 and the aggregate gross unrealized depreciation is $13,570,158, resulting in net unrealized appreciation of $4,312,198.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Summary of Investments August 31, 2004 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Medical Specialties	$15,316,677	9.0%
Oil & Gas Production	11,164,829	6.5
Restaurants	9,853,181	5.8
Specialty Stores	9,372,873	5.5
Casino/Gaming	8,595,615	5.0
Biotechnology	7,743,502	4.5
Internet Software/Services	6,742,140	3.9
Specialty Telecommunications	6,674,514	3.9
Miscellaneous Commercial Services	6,641,351	3.9
Recreational Products	5,661,783	3.3
Medical/Nursing Services	5,469,733	3.2
Other Consumer Services	4,787,258	2.8
Services To The Health Industry	4,640,894	2.7
Wholesale Distributors	4,578,646	2.7
Information Technology Services	4,291,867	2.5
Packaged Software	4,071,526	2.4
Precious Metals	3,789,555	2.2
Construction Materials	2,778,730	1.6
Apparel/Footwear	2,570,844	1.5
Regional Banks	2,398,992	1.4
Engineering & Construction	2,354,242	1.4
Broadcasting	2,269,410	1.3
Trucking	2,125,440	1.2
Investment Managers	1,895,783	1.1
Home Building	1,893,366	1.1
Advertising/Marketing Services	1,856,161	1.1
Investment Banks/Brokers	1,848,680	1.1
Financial Publishing/Services	1,838,408	1.1
Industrial Machinery	1,695,232	1.0
Wireless Telecommunications	1,690,696	1.0
Pharmaceuticals: Other	1,689,301	1.0
Computer Peripherals	1,678,876	1.0
Aerospace & Defense	1,669,382	1.0
Electronic Production Equipment	$1,661,984	1.0%
Semiconductors	1,661,358	1.0
Specialty Insurance	1,403,134	0.8
Internet Retail	1,383,549	0.8
Telecommunication Equipment	1,371,543	0.8
Catalog/Specialty Distribution	1,325,997	0.8
Medical Distributors	972,621	0.6
Contract Drilling	968,136	0.6
Home Furnishings	894,044	0.5
Repurchase Agreement	877,000	0.5
Electronic Equipment/Instruments	865,928	0.5
Computer Communications	789,727	0.4
Miscellaneous Manufacturing	750,816	0.4
Household/Personal Care	718,100	0.4
Movies/Entertainment	645,408	0.4
Office Equipment/Supplies	643,470	0.4
Oilfield Services/Equipment	630,267	0.4
Insurance Brokers/Services	629,740	0.4
Apparel/Footwear Retail	542,469	0.3
	$170,384,778	99.7%

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $166,072,580)	$170,384,778
Receivable for:
Investments sold	981,822
Shares of beneficial interest sold	175,840
Dividends	19,836
Prepaid expenses and other assets	78,163
Total Assets	171,640,439
Liabilities:
Payable for:
Shares of beneficial interest redeemed	302,297
Investments purchased	152,008
Investment management fee	149,490
Distribution fee	112,019
Accrued expenses and other payables	70,661
Total Liabilities	786,475
Net Assets	$170,853,964
Composition of Net Assets:
Paid-in-capital	$431,716,050
Net unrealized appreciation	4,312,198
Net investment loss	(1,814,125)
Accumulated net realized loss	(263,360,159)
Net Assets	$170,853,964
Class A Shares:
Net Assets	$9,742,431
Shares Outstanding (unlimited authorized, $.01 par value)	684,199
Net Asset Value Per Share	$14.24
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$15.03
Class B Shares:
Net Assets	$117,510,685
Shares Outstanding (unlimited authorized, $.01 par value)	8,715,629
Net Asset Value Per Share	$13.48
Class C Shares:
Net Assets	$7,324,338
Shares Outstanding (unlimited authorized, $.01 par value)	544,202
Net Asset Value Per Share	$13.46
Class D Shares:
Net Assets	$36,276,510
Shares Outstanding (unlimited authorized, $.01 par value)	2,508,299
Net Asset Value Per Share	$14.46

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Statements continued

Statement of Operations

For the six months ended August 31, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $651 foreign withholding tax)	$391,532
Interest	15,931
Total Income	407,463
Expenses
Investment management fee	956,311
Distribution fee (Class A shares)	13,211
Distribution fee (Class B shares)	673,857
Distribution fee (Class C shares)	38,589
Transfer agent fees and expenses	373,324
Registration fees	57,845
Professional fees	40,380
Custodian fees	32,368
Shareholder reports and notices	30,545
Trustees' fees and expenses	736
Other	4,422
Total Expenses	2,221,588
Net Investment Loss	(1,814,125)
Net Realized and Unrealized Gain (Loss):
Net realized gain	17,400,978
Net change in unrealized appreciation	(28,115,415)
Net Loss	(10,714,437)
Net Decrease	$(12,528,562)

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED AUGUST 31, 2004	FOR THE YEAR ENDED FEBRUARY 29, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,814,125)	$(4,072,098)
Net realized gain	17,400,978	46,957,554
Net change in unrealized appreciation/depreciation	(28,115,415)	38,986,545
Net Increase (Decrease)	(12,528,562)	81,872,001
Net decrease from transactions in shares of beneficial interest	(19,151,279)	(35,424,380)
Net Increase (Decrease)	(31,679,841)	46,447,621
Net Assets:
Beginning of period	202,533,805	156,086,184
End of Period
(Including a net investment loss of $1,814,125 and $0, respectively)	$170,853,964	$202,533,805

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Special Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2004 (unaudited) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1.5 billion; and 0.95% to the portion of daily net assets in excess of $1.5 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2004 (unaudited) continued

the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,469,980 at August 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $138,670 and $1,373, respectively and received $9,683 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $116,536,887 and $136,797,752, respectively. Included in the aforementioned are purchases and sales of $231,176 and $2,736,303, respectively with other Morgan Stanley Funds including a net realized gain of $1,940,914.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $18,800.

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2004 (unaudited) continued

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 29, 2004, the Fund had a net capital loss carryforward of approximately $280,626,666 of which $121,165,857 will expire on February 28, 2010 and $159,460,809 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 29, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

6.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2004 (unaudited) continued

intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED AUGUST 31, 2004		FOR THE YEAR ENDED FEBRUARY 29, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	109,921	$1,645,937	638,445	$7,630,889
Redeemed	(150,532)	(2,252,469)	(1,082,910)	(13,079,369)
Net decrease – Class A	(40,611)	(606,532)	(444,465)	(5,448,480)
CLASS B SHARES
Sold	291,494	4,198,483	1,355,968	16,938,182
Redeemed	(1,593,805)	(22,623,362)	(3,233,163)	(39,432,317)
Net decrease – Class B	(1,302,311)	(18,424,879)	(1,877,195)	(22,494,135)
CLASS C SHARES
Sold	92,293	1,331,011	181,337	2,263,100
Redeemed	(85,138)	(1,195,052)	(230,226)	(2,766,800)
Net increase (decrease) – Class C	7,155	135,959	(48,889)	(503,700)
CLASS D SHARES
Sold	359,335	5,412,663	838,789	10,586,217
Redeemed	(372,269)	(5,668,490)	(1,356,157)	(17,564,282)
Net decrease – Class D	(12,934)	(255,827)	(517,368)	(6,978,065)
Net decrease in Fund	(1,348,701)	$(19,151,279)	(2,887,917)	$(35,424,380)

Morgan Stanley Special Growth Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED AUGUST 31, 2004		FOR THE YEAR ENDED FEBRUARY 28,
			2004*	2003	2002	2001	2000*
	(unaudited)
Class A Shares
Slected Per Share Data:
Net asset value, beginning of period	$15.21		$9.64	$16.45	$24.42	$62.72	$23.13
Income (loss) from investment operations:
Net investment loss‡	(0.11)		(0.21)	(0.20)	(0.30)	(0.40)	(0.41)
Net realized and unrealized gain (loss)	(0.86)		5.78	(6.61)	(7.67)	(36.19)	42.93
Total income (loss) from investment operations	(0.97)		5.57	(6.81)	(7.97)	(36.59)	42.52
Less distributions from net realized gain	—		—	—	—	(1.71)	(2.93)
Net asset value, end of period	$14.24		$15.21	$9.64	$16.45	$24.42	$62.72
Total Return†	(6.38)	% (1)	57.78%	(41.40)%	(32.64)%	(59.57)%	191.77%
Ratios to Average Net Assets(3):
Expenses	1.81	%(2)	1.81%	1.76%	1.59%	1.33%	1.40%
Net investment loss	(1.38)	% (2)	(1.66)%	(1.65)%	(1.40)%	(0.95)%	(1.13)%
Supplemental Data:
Net assets, end of period, in thousands	$9,742		$11,026	$11,270	$14,064	$21,357	$36,835
Portfolio turnover rate	62	%(1)	177%	119%	25%	37%	59%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED AUGUST 31, 2004		FOR THE YEAR ENDED FEBRUARY 28,
			2004*	2003	2002	2001	2000*
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.46		$9.23	$15.88	$23.76	$61.57	$22.84
Income (loss) from investment operations:
Net investment loss‡	(0.15)		(0.29)	(0.30)	(0.45)	(0.69)	(0.55)
Net realized and unrealized gain (loss)	(0.83)		5.52	(6.35)	(7.43)	(35.41)	42.21
Total income (loss) from investment operations	(0.98)		5.23	(6.65)	(7.88)	(36.10)	41.66
Less distributions from net realized gain	—		—	—	—	(1.71)	(2.93)
Net asset value, end of period	$13.48		$14.46	$9.23	$15.88	$23.76	$61.57
Total Return†	(6.78)	% (1)	56.66%	(41.88)%	(33.16)%	(59.89)%	190.41%
Ratios to Average Net Assets(3):
Expenses	2.56	%(2)	2.56%	2.55%	2.35%	2.03%	1.85%
Net investment loss	(2.13)	% (2)	(2.41)%	(2.44)%	(2.16)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period, in thousands	$117,511		$144,850	$109,784	$260,504	$459,380	$1,069,967
Portfolio turnover rate	62	%(1)	177%	119%	25%	37%	59%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED AUGUST 31, 2004		FOR THE YEAR ENDED FEBRUARY 28,
			2004*	2003	2002	2001	2000*
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.43		$9.21	$15.85	$23.67	$61.40	$22.85
Income (loss) from investment operations:
Net investment loss‡	(0.15)		(0.29)	(0.30)	(0.41)	(0.73)	(0.70)
Net realized and unrealized gain (loss)	(0.82)		5.51	(6.34)	(7.41)	(35.29)	42.18
Total income (loss) from investment operations	(0.97)		5.22	(6.64)	(7.82)	(36.02)	41.48
Less distributions from net realized gain	—		—	—	—	(1.71)	(2.93)
Net asset value, end of period	$13.46		$14.43	$9.21	$15.85	$23.67	$61.40
Total Return†	(6.79)	% (1)	56.79%	(41.78)%	(33.16)%	(59.93)%	189.51%
Ratios to Average Net Assets(3):
Expenses	2.56	%(2)	2.56%	2.55%	2.20%	2.16%	2.18%
Net investment loss	(2.13)	% (2)	(2.41)%	(2.44)%	(2.01)%	(1.78)%	(1.91)%
Supplemental Data:
Net assets, end of period, in thousands	$7,324		$7,751	$5,398	$11,294	$19,639	$28,675
Portfolio turnover rate	62	%(1)	177%	119%	25%	37%	59%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED AUGUST 31, 2004		FOR THE YEAR ENDED FEBRUARY 28,
			2004*	2003	2002	2001	2000*
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.43		$9.75	$16.61	$24.60	$63.11	$23.20
Income (loss) from investment operations:
Net investment loss‡	(0.09)		(0.18)	(0.18)	(0.25)	(0.32)	(0.35)
Net realized and unrealized gain (loss)	(0.88)		5.86	(6.68)	(7.74)	(36.48)	43.19
Total income (loss) from investment operations	(0.97)		5.68	(6.86)	(7.99)	(36.80)	42.84
Less distributions from net realized gain	—		—	—	—	(1.71)	(2.93)
Net asset value, end of period	$14.46		$15.43	$9.75	$16.61	$24.60	$63.11
Total Return†	(6.29)	% (1)	58.26%	(41.30)%	(32.48)%	(59.53)%	192.59%
Ratios to Average Net Assets(3):
Expenses	1.56	%(2)	1.56%	1.55%	1.35%	1.16%	1.18%
Net investment loss	(1.13)	% (2)	(1.41)%	(1.44)%	(1.16)%	(0.78)%	(0.91)%
Supplemental Data:
Net assets, end of period, in thousands	$36,277		$38,907	$29,634	$35,683	$41,207	$21,570
Portfolio turnover rate	62	%(1)	177%	119%	25%	37%	59%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

38424RPT-RA04-0065OP-y08/04	MORGAN STANLEY FUNDS
Morgan Stanley Special Growth Fund Semiannual Report August 31, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded,

processed, summarized and reported within the time periods specified in the
Securities and Exchange Commission's rules and forms, based upon such officers'
evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004

                                       3

                                                                  EXHIBIT 11 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                      4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  October 20, 2004

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       5

                                                                  EXHIBIT 11 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  October 20, 2004

                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Special Growth Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.  The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.  The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2004                              /s/ Ronald E. Robison
                                                    ---------------------------
                                                    Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Special Growth Fund and will be retained by Morgan
Stanley Special Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Special Growth Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.  The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.  The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2004                              /s/ Francis Smith
                                                    ----------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Special Growth Fund and will be retained by Morgan
Stanley Special Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9